Equity - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Bottom of range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Intended percentage of net post-tax audited consolidated profits attributable to shareholders to pay for cash dividends	25.00%